Concentrations and Risks (Details) - Schedule of Concentration Accounts Payable - Sales [Member] - Accounts Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Company A [Member]
Concentration Risk [Line Items]
Concentration on accounts payable	$ 2,170,312
Concentration on accounts payable percentage	19.60%
Company B [Member]
Concentration Risk [Line Items]
Concentration on accounts payable	$ 1,222,103
Concentration on accounts payable percentage	11.10%
Company C [Member]
Concentration Risk [Line Items]
Concentration on accounts payable		$ 573,451
Concentration on accounts payable percentage		10.50%
Supplier [Member]
Concentration Risk [Line Items]
Concentration on accounts payable	$ 3,392,415	$ 573,451
Concentration on accounts payable percentage	30.70%	10.50%